Mortgage Loans Held for Sale at Fair Value	12 Months Ended
Dec. 31, 2013
Mortgage Loans Held for Sale at Fair Value
Mortgage Loans Held for Sale at Fair Value

Note 9—Mortgage Loans Held for Sale at Fair Value

        Mortgage loans held for sale at fair value include the following:

	December 31,
	2013	2012
	(in thousands)
Government-insured or guaranteed	$482,066	$398,381
Conventional	45,005	50,003
Repurchased mortgage loans	3,933	—

	$531,004	$448,384

Fair value of mortgage loans pledged to secure mortgage loans sold under agreements to repurchase	$512,350	$438,850